Cover	Sep. 23, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2026
Entity File Number	001-41090
Entity Registrant Name	SOUTHLAND HOLDINGS, INC.
Entity Central Index Key	0001883814
Entity Tax Identification Number	87-1783910
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1100 Kubota Drive
Entity Address, City or Town	Grapevine
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76051
City Area Code	(817)
Local Phone Number	293-4263
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SLND
Security Exchange Name	NYSE
Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	SLND WS
Security Exchange Name	NYSE